CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE
6. CONVERTIBLE NOTES PAYABLE

On October 21, 2015, the Company issued a series of 6% convertible promissory notes (the “6% Notes”) in the aggregate principal amount of $2,100,000 with an original maturity date of October 21, 2016. The 6% Notes were mandatorily convertible into shares of the Company’s equity securities upon the closing of a financing in which the Company received cumulative gross proceeds of at least $3,500,000 (a “Qualified Financing”), including the $2,100,000 from notes purchase, through the issuance of shares of its equity securities or any securities convertible or exchangeable for equity securities, of one or more series (“Equity Securities”). Contemporaneously with the closing of a Qualified Financing, the outstanding principal of the 6% Notes and all accrued but unpaid interest would automatically convert into the same kind of validly issued, fully paid and non-assessable Equity Securities as issued in the Qualified Financing at a conversion price equal to the per share or unit purchase price of the Qualified Financing. The Company incurred $12,528 of issuance costs related to the 6% Notes.

On January 12, 2016, in connection with the Company’s entry into the Stock Purchase Agreement (See note 8) the $2,100,000 principal balance and accrued interest of $28,652 under the 6% Notes was converted into 6,081,858 shares of the Company’s common stock at a per share price of $0.35 per share. In addition the remaining unamortized issuance costs of $10,091 was expensed.

8. CONVERTIBLE NOTES PAYABLE

On October 21, 2015, the Company issued a 6% convertible promissory note (the “6% Note”) in the principal amount of $2,100,000 with an original maturity date of October 21, 2016. The 6% Note was mandatorily convertible into shares of the Company’s equity securities upon the closing of a financing in which the Company received cumulative gross proceeds of at least $3,500,000 (a “Qualified Financing”), including the $2,100,000 from notes purchase, through the issuance of shares of its equity securities or any securities convertible or exchangeable for equity securities, of one or more series (“Equity Securities”). Contemporaneously with the closing of a Qualified Financing, the outstanding principal of the 6% Note and all accrued but unpaid interest would automatically convert into the same kind of validly issued, fully paid and non-assessable Equity Securities as issued in the Qualified Financing at a conversion price equal to the per share or unit purchase price of the Qualified Financing. The Company incurred $12,528 of issuance costs related to the 6% Note.

The principal balance, unamortized financing costs and net carrying amount of the 6% Note was as follows at December 31, 2015:

		Unamortized Debt	Net Carrying
	Principal	Issuance Costs	Amount

6% convertible notes, due October 21, 2016	$2,100,000	$10,091	$2,089,909

As of December 31, 2015, the Company had $24,510 in accrued and unpaid interest. See Note 14 for the subsequent conversion of the 6% Note in January 2016.